Pension and Severance Plans - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Percentage of the indemnities under existing regulations to employees covered by defined benefits	65.00%
Expected amortization of net actuarial loss from accumulated other comprehensive income in next fiscal year	¥ 11,262,000,000
Expected amortization of prior service cost from accumulated other comprehensive income in next fiscal year	10,671,000,000
Expected amortization of transition obligation (asset) from accumulated other comprehensive income in next fiscal year	59,000,000
Contribution in defined benefit pension plans	16,000,000,000
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	28.00%
Percentage of investments in fixed income securities for the pension plans	58.00%
Percentage of investments in other investments for the pension plans	14.00%
Expected contribution in defined benefit pension plans	18,000,000,000	35,000,000,000
Contribution in defined benefit pension plans	15,745,000,000	34,892,000,000
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of transition obligation (asset) from accumulated other comprehensive income in next fiscal year	139,000,000	20,000,000	67,000,000
Percentage of investments in equity securities for the pension plans	46.00%
Percentage of investments in fixed income securities for the pension plans	39.00%
Percentage of investments in other investments for the pension plans	15.00%
Expected contribution in defined benefit pension plans	9,000,000,000
Contribution in defined benefit pension plans	¥ 9,033,000,000	¥ 13,029,000,000